Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR + 0.37%), 5.69%, 05/25/37
(a)
. USD 43 $ 7,328
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.24%
Floor + 0.59%), 5.91%, 05/25/35
(a)
..... 50 43,858
BCMSC Trust
(a)
Series 2000-A, Class A3, 7.83%, 06/15/30 49 5,981
Series 2000-A, Class A4, 8.29%, 06/15/30 35 4,557
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2004-HE7, Class M2, (1-mo. CME
Term SOFR + 1.84%), 7.16%, 08/25/34 —
(b)
367
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR + 0.25%), 5.57%, 03/25/37 11 9,646
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR + 0.25%), 5.57%, 03/25/37 16 14,045
Series 2007-HE3, Class 1A3, (1-mo. CME
Term SOFR + 0.36%), 5.68%, 04/25/37 30 43,526
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
5.59%, 10/25/36
(a)
................ 27 26,239
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
5.63%, 05/25/37 ............... 136 87,440
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
5.70%, 05/25/37 ............... 62 39,653
Conseco Finance Securitizations Corp., Series
2000-5, Class A6, 7.96%, 05/01/31 ..... 36 10,165
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term
SOFR + 0.33%), 5.65%, 12/25/25
(a)
.... —
(b)
583
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
..................... 11 11,165
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.56%,
01/25/29
(c)
................... 1 1,971
Series 2006-S5, Class A5, 6.16%, 06/25/35 2 1,964
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(d)
Series 2006-RES, Class 4Q1B, (1-mo. CME
Term SOFR at 16.00% Cap + 0.41%),
5.75%, 12/15/33 ............... 2 1,943
Series 2006-RES, Class 5B1A, (1-mo. CME
Term SOFR at 16.00% Cap + 0.30%),
5.64%, 05/15/35 ............... 2 1,772
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 16.00% Cap + 0.29%), 5.63%,
05/15/35 .................... 3 2,529
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 16.00% Cap + 0.26%), 5.60%,
11/15/36 .................... 5 5,328
First Franklin Mortgage Loan Trust, Series
2006-FFH1, Class M2, (1-mo. CME Term
SOFR at 0.40% Floor + 0.71%), 6.03%,
01/25/36
(a)
..................... 41 34,940
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.51%),
5.83%, 01/25/47 ............... 21 10,404
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 2.25% Floor + 3.49%),
8.81%, 02/25/47 ............... USD 25 $ 23,237
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR + 0.41%),
5.73%, 05/25/37
(a)
................ 29 21,939
IXIS Real Estate Capital Trust, Series 2007-
HE1, Class A4, (1-mo. CME Term SOFR at
0.23% Floor + 0.34%), 5.66%, 05/25/37
(a)
612 144,656
Lehman ABS Manufactured Housing Contract
Trust
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
40 40,155
Series 2002-A, Class C, 0.00%, 06/15/33 4 3,240
Long Beach Mortgage Loan Trust
(a)
Series 2006-5, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.73%,
06/25/36 .................... 20 9,479
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.16% Floor + 0.43%), 5.75%,
08/25/36 .................... 13 4,921
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C, (1-mo.
CME Term SOFR + 0.59%), 5.91%,
05/25/37
(a)
..................... 17 12,456
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class A2MZ, (1-mo.
CME Term SOFR at 0.30% Floor + 0.71%),
6.03%, 12/25/34
(a)
................ 78 68,924
Oakwood Mortgage Investors, Inc., Series
2001-D, Class A4, 6.93%, 09/15/31
(a)
... 8 4,213
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
5.64%, 03/25/37
(a)
.............. 40 31,906
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
................... 30 23,508
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(c)
................... 33 28,165
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. LIBOR
USD at 1.20% Floor and 18.00% Cap +
1.20%), 6.65%, 10/15/37
(a) (d)
......... 8 7,616
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(c)
........ 25 21,213
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (1-mo. CME Term SOFR
at 0.16% Floor + 0.43%), 5.75%, 07/25/36
(a)
16 3,192
Total Asset-Backed Securities — 0 .2%
(Cost: $ 1,077,107 ) .............................. 814,224
Shares
Shares
Common Stocks
Aerospace & Defense — 0.2%
BAE Systems plc ................... 12,337 149,917
Embraer SA
(e)
..................... 4,605 15,812
Saab AB, Class B .................. 7,358 374,490
Textron, Inc. ...................... 84 6,564
Thales SA ........................ 1,261 177,225
724,008
Air Freight & Logistics — 0.1%
CJ Logistics Corp. .................. 3,297 197,360
FedEx Corp. ...................... 265 70,204

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Air Freight & Logistics (continued)
Nippon Express Holdings, Inc. .......... 2,600 $ 135,667
403,231
Automobile Components — 0.1%
Apollo Tyres Ltd. ................... 2,766 12,257
Fuyao Glass Industry Group Co. Ltd., Class
H
(d) (f)
......................... 13,200 60,381
Hankook Tire & Technology Co. Ltd. ...... 1,543 45,134
HL Mando Co. Ltd. .................. 1,832 57,016
Hyundai Mobis Co. Ltd. ............... 215 38,265
Lear Corp. ....................... 960 128,832
Valeo SE ........................ 1,631 27,988
Visteon Corp.
(e)
.................... 37 5,109
374,982
Automobiles — 2.1%
BYD Co. Ltd., Class A ................ 54,800 1,793,767
BYD Co. Ltd., Class H ............... 2,000 61,621
Ford Motor Co. .................... 41,593 516,585
General Motors Co. ................. 60,463 1,993,465
Mercedes-Benz Group AG ............. 28,715 1,998,471
Tata Motors Ltd. .................... 1,021 7,723
Tesla, Inc.
(e)
....................... 9,707 2,428,885
8,800,517
Banks — 3.7%
ABN AMRO Bank NV, CVA
(d) (f)
.......... 5,704 80,612
AU Small Finance Bank Ltd.
(d) (f)
......... 719 6,154
Banco Bilbao Vizcaya Argentaria SA ...... 113,564 919,065
Banco Bradesco SA ................. 3,121 7,842
Banco do Brasil SA ................. 1,811 17,024
Bancolombia SA ................... 4,068 30,998
Bank Hapoalim BM ................. 4,609 41,064
Bank of America Corp. ............... 93,708 2,565,725
Bank of Nova Scotia (The)
(g)
........... 3,039 136,215
Bank Polska Kasa Opieki SA ........... 4,536 104,309
BAWAG Group AG
(d) (f)
................ 6,136 280,452
Canadian Imperial Bank of Commerce .... 4,551 175,674
China Merchants Bank Co. Ltd., Class H ... 51,000 211,732
Citigroup, Inc. ..................... 24,260 997,814
Commonwealth Bank of Australia ........ 166 10,603
DBS Group Holdings Ltd. ............. 7,000 171,918
DNB Bank ASA .................... 58,607 1,177,519
Erste Group Bank AG ................ 1,558 53,808
Grupo Financiero Banorte SAB de CV, Class O 33,791 283,222
HDFC Bank Ltd. ................... 13,343 244,709
ICICI Bank Ltd. .................... 3,196 36,616
IndusInd Bank Ltd. .................. 4,995 85,627
ING Groep NV ..................... 151,085 1,991,311
Israel Discount Bank Ltd., Class A ....... 1,961 10,629
JPMorgan Chase & Co. .............. 2,039 295,696
KakaoBank Corp. .................. 294 5,088
KBC Group NV .................... 228 14,195
Mediobanca Banca di Credito Finanziario SpA 12,909 170,194
Mitsubishi UFJ Financial Group, Inc. ...... 89,300 756,742
Mizuho Financial Group, Inc. ........... 44,900 762,310
National Australia Bank Ltd. ............ 34,540 641,213
Societe Generale SA ................ 21,566 521,846
Standard Chartered plc ............... 5,429 49,933
State Bank of India .................. 1,666 11,967
Swedbank AB, Class A ............... 84,800 1,558,743
UniCredit SpA ..................... 22,959 547,030
Wells Fargo & Co. .................. 2,562 104,683
Westpac Banking Corp. .............. 9,802 132,499
15,212,781
Security
Shares
Shares Value
Beverages — 1.5%
Ambev SA ....................... 108,782 $ 283,936
Anadolu Efes Biracilik ve Malt Sanayii A/S,
Class A ....................... 24,240 93,447
Arca Continental SAB de CV ........... 3,350 30,519
China Resources Beer Holdings Co. Ltd. ... 4,000 21,850
Coca-Cola Co. (The) ................ 41,694 2,334,030
Coca-Cola Femsa SAB de CV .......... 14,835 115,871
Coca-Cola Icecek A/S ................ 598 8,603
Kirin Holdings Co. Ltd. ............... 38,400 537,617
Molson Coors Beverage Co., Class B ..... 1,684 107,085
PepsiCo, Inc. ..................... 13,968 2,366,738
Pernod Ricard SA .................. 2,983 496,640
Tsingtao Brewery Co. Ltd., Class H ....... 2,000 16,286
6,412,622
Biotechnology — 0.9%
AbbVie, Inc. ...................... 7,752 1,155,513
Alkermes plc
(e)
..................... 283 7,927
Amgen, Inc. ...................... 2,543 683,457
BeiGene Ltd.
(e)
.................... 900 12,417
Biogen, Inc.
(e)
..................... 87 22,360
BioMarin Pharmaceutical, Inc.
(e)
......... 631 55,831
Celltrion, Inc. ...................... 427 44,061
CSL Ltd. ......................... 1,182 190,424
Genmab A/S
(e)
..................... 600 212,430
Gilead Sciences, Inc. ................ 3,209 240,482
Incyte Corp.
(e)
..................... 2,784 160,832
Innovent Biologics, Inc.
(d) (e) (f)
............ 26,000 126,289
Moderna, Inc.
(e)
.................... 125 12,911
Neurocrine Biosciences, Inc.
(e)
.......... 1,415 159,188
Regeneron Pharmaceuticals, Inc.
(e)
....... 275 226,314
Shanghai Junshi Biosciences Co. Ltd., Class
H
(d) (e) (f)
........................ 12,600 28,058
Vertex Pharmaceuticals, Inc.
(e)
.......... 1,195 415,549
3,754,043
Broadline Retail — 2.4%
Alibaba Group Holding Ltd.
(e)
........... 83,400 904,238
Amazon.com, Inc.
(e)
................. 50,474 6,416,255
eBay, Inc. ........................ 44,690 1,970,382
Etsy, Inc.
(e)
....................... 4,872 314,634
JD.com, Inc., Class A ................ 8,850 128,757
MercadoLibre, Inc.
(e)
................. 27 34,233
Pan Pacific International Holdings Corp. ... 300 6,296
Poya International Co. Ltd. ............ 1,010 15,090
Shinsegae, Inc. .................... 196 27,576
9,817,461
Building Products — 0.1%
Johnson Controls International plc ....... 1,074 57,147
Owens Corning .................... 453 61,794
Trane Technologies plc ............... 2,380 482,926
601,867
Capital Markets — 1.5%
Bank of New York Mellon Corp. (The) ..... 8,322 354,933
Deutsche Bank AG (Registered) ......... 9,614 105,661
Macquarie Group Ltd. ................ 10,750 1,151,197
Moody's Corp. ..................... 6,330 2,001,356
MSCI, Inc.
(g)
...................... 385 197,536
Nasdaq, Inc. ...................... 748 36,346
S&P Global, Inc. ................... 6,088 2,224,616
XP, Inc., Class A ................... 4,424 101,973
6,173,618

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals — 0.6%
Asian Paints Ltd. ................... 2,156 $ 81,946
BASF SE ........................ 4,777 216,231
Croda International plc ............... 469 28,014
DuPont de Nemours, Inc. ............. 1,252 93,387
Ecolab, Inc. ...................... 534 90,460
Jinan Acetate Chemical Co. Ltd. ......... 2,090 71,557
KCC Corp. ....................... 276 50,328
Lanxess AG ...................... 200 5,056
LG Chem Ltd. ..................... 857 313,779
Nitto Denko Corp. .................. 1,200 78,690
Novozymes A/S, Class B .............. 13,531 544,418
RPM International, Inc. ............... 153 14,506
Shanghai Putailai New Energy Technology Co.
Ltd., Class A .................... 28,430 114,315
Sherwin-Williams Co. (The) ............ 786 200,469
Solvay SA ........................ 1,998 220,798
Sumitomo Chemical Co. Ltd. ........... 74,100 201,546
Supreme Industries Ltd. .............. 241 11,961
2,337,461
Commercial Services & Supplies — 0.2%
Republic Services, Inc. ............... 2,169 309,104
Tetra Tech, Inc. .................... 2,223 337,963
647,067
Communications Equipment — 0.3%
Accton Technology Corp. ............. 2,000 30,684
Arcadyan Technology Corp. ............ 7,000 35,173
BYD Electronic International Co. Ltd. ...... 5,000 22,715
Cisco Systems, Inc. ................. 12,034 646,948
Zhongji Innolight Co. Ltd., Class A ....... 4,400 70,307
ZTE Corp., Class A ................. 70,100 315,047
1,120,874
Construction & Engineering — 0.8%
AECOM ......................... 19,329 1,605,080
Daewoo Engineering & Construction Co. Ltd.
(e)
10,563 32,888
Eiffage SA ....................... 1,137 107,921
EMCOR Group, Inc. ................. 3,248 683,347
JGC Holdings Corp. ................. 1,700 23,621
Samsung Engineering Co. Ltd.
(e)
......... 1,768 39,563
Stantec, Inc. ...................... 12,293 797,631
Worley Ltd. ....................... 5,658 62,820
3,352,871
Consumer Finance — 0.4%
American Express Co. ............... 8,719 1,300,788
Bajaj Finance Ltd. .................. 175 16,415
Lufax Holding Ltd., ADR .............. 2,005 2,125
Synchrony Financial ................. 16,377 500,645
1,819,973
Consumer Staples Distribution & Retail — 1.5%
Aeon Co. Ltd. ..................... 800 15,846
Avenue Supermarts Ltd.
(d) (e) (f)
........... 144 6,360
BIM Birlesik Magazalar A/S ............ 7,506 75,090
Cia Brasileira de Distribuicao
(e)
.......... 9,257 6,501
Empire Co. Ltd., Class A .............. 3,077 83,707
Kroger Co. (The) ................... 7,266 325,153
Lawson, Inc. ...................... 13,900 639,021
Metro, Inc. ....................... 2,917 151,493
Migros Ticaret A/S, Class A ............ 27,190 362,157
Shoprite Holdings Ltd. ............... 3,282 41,574
Sysco Corp. ...................... 549 36,261
Target Corp. ...................... 5,545 613,111
Tesco plc ........................ 56,663 182,256
Tsuruha Holdings, Inc. ............... 10,900 732,158
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Wal-Mart de Mexico SAB de CV ......... 1,455 $ 5,492
Walmart, Inc. ...................... 17,592 2,813,489
Woolworths Group Ltd. ............... 533 12,761
6,102,430
Containers & Packaging — 0.0%
AptarGroup, Inc. ................... 1,027 128,416
Diversified Consumer Services — 0.0%
New Oriental Education & Technology Group,
Inc.
(e)
......................... 5,100 30,182
Service Corp. International ............ 171 9,771
YDUQS Participacoes SA ............. 10,277 40,502
80,455
Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG (Registered) ...... 21,775 456,770
Koninklijke KPN NV ................. 20,120 66,289
Nippon Telegraph & Telephone Corp. ..... 427,700 506,241
Tata Communications Ltd. ............. 305 7,087
1,036,387
Electric Utilities — 0.6%
Acciona SA ....................... 938 119,459
Centrais Eletricas Brasileiras SA ......... 1,288 9,425
CPFL Energia SA ................... 27,434 184,638
Enel SpA ........................ 253,110 1,552,259
Energisa SA ...................... 2,497 23,268
Iberdrola SA ...................... 16,115 180,237
NextEra Energy, Inc. ................ 2,325 133,199
Orsted A/S
(d) (f)
..................... 261 14,199
SSE plc ......................... 3,363 65,903
Terna - Rete Elettrica Nazionale ......... 2,947 22,166
2,304,753
Electrical Equipment — 0.7%
ABB Ltd. (Registered) ................ 53,706 1,916,940
Bizlink Holding, Inc. ................. 14,805 124,175
Contemporary Amperex Technology Co. Ltd.,
Class A ....................... 9,960 278,471
Legrand SA ...................... 166 15,253
Nordex SE
(e)
...................... 8,291 101,724
Schneider Electric SE ................ 1,353 222,964
Shenzhen Kstar Science & Technology Co.
Ltd., Class A .................... 1,500 5,919
Signify NV
(d) (f)
..................... 4,829 129,575
Sungrow Power Supply Co. Ltd., Class A ... 2,100 25,766
Sunwoda Electronic Co. Ltd., Class A ..... 10,000 23,235
Vestas Wind Systems A/S
(e)
............ 966 20,666
2,864,688
Electronic Equipment, Instruments & Components — 0.4%
Chroma ATE, Inc. ................... 30,000 257,273
Delta Electronics, Inc. ................ 42,000 423,020
FLEXium Interconnect, Inc. ............ 39,000 106,444
Keysight Technologies, Inc.
(e)
........... 3,253 430,404
KH Vatec Co. Ltd. .................. 641 6,902
Omron Corp. ...................... 2,600 115,704
Shimadzu Corp. .................... 2,400 63,661
Sinbon Electronics Co. Ltd. ............ 2,000 20,048
Spectris plc ....................... 5,635 232,960
Sunny Optical Technology Group Co. Ltd. .. 900 6,237
1,662,653
Energy Equipment & Services — 0.0%
Tenaris SA ....................... 2,619 41,370

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment — 0.6%
Electronic Arts, Inc. ................. 9,573 $ 1,152,589
NetEase, Inc. ..................... 1,000 20,051
Nintendo Co. Ltd. ................... 22,500 934,942
Spotify Technology SA
(e)
.............. 208 32,165
Studio Dragon Corp.
(e)
............... 201 7,666
Toho Co. Ltd. ..................... 4,900 167,167
2,314,580
Financial Services — 1.2%
Bajaj Finserv Ltd. ................... 1,240 22,925
Berkshire Hathaway, Inc., Class B
(e)
...... 3,680 1,289,104
Block, Inc., Class A
(e)
................ 7,169 317,300
FirstRand Ltd. ..................... 4,449 14,982
Groupe Bruxelles Lambert NV .......... 1,257 93,534
Mastercard, Inc., Class A .............. 8,073 3,196,181
Meritz Financial Group, Inc.
(e)
........... 220 9,003
Sofina SA ........................ 134 27,083
Visa, Inc., Class A
(g)
................. 651 149,737
5,119,849
Food Products — 1.2%
BRF SA
(e)
........................ 2,731 5,585
General Mills, Inc. .................. 29,631 1,896,088
Nestle SA (Registered) ............... 26,424 2,991,091
Sao Martinho SA ................... 10,347 80,548
4,973,312
Gas Utilities — 0.0%
Gujarat Gas Ltd. ................... 3,876 19,718
UGI Corp. ........................ 573 13,179
32,897
Ground Transportation — 0.3%
Localiza Rent a Car SA ............... 11,660 136,165
Uber Technologies, Inc.
(e)
............. 22,446 1,032,292
1,168,457
Health Care Equipment & Supplies — 1.2%
Boston Scientific Corp.
(e)
.............. 40,171 2,121,029
Cochlear Ltd. ..................... 418 68,461
Dexcom, Inc.
(e)
.................... 902 84,157
Edwards Lifesciences Corp.
(e)
.......... 382 26,465
Medtronic plc ..................... 14,842 1,163,019
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 800 29,755
Stryker Corp. ..................... 5,390 1,472,925
4,965,811
Health Care Providers & Services — 1.3%
Cencora, Inc. ..................... 965 173,671
Cigna Group (The) .................. 1,583 452,849
CVS Health Corp. .................. 12,225 853,550
Elevance Health, Inc. ................ 3,207 1,396,392
Fleury SA ........................ 37,023 111,219
Humana, Inc. ..................... 335 162,984
McKesson Corp. ................... 591 256,996
Qualicorp Consultoria e Corretora de Seguros
SA .......................... 10,931 6,741
UnitedHealth Group, Inc. .............. 4,172 2,103,481
5,517,883
Health Care Technology — 0.0%
Teladoc Health, Inc.
(e)
................ 5,078 94,400
Hotels, Restaurants & Leisure — 0.9%
Alsea SAB de CV
(e)
................. 1,559 5,689
Aristocrat Leisure Ltd. ................ 45,242 1,182,013
Booking Holdings, Inc.
(e)
.............. 68 209,709
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp. ................. 226 $ 13,748
InterContinental Hotels Group plc ........ 2,442 180,596
MakeMyTrip Ltd.
(e)
.................. 6,603 267,554
McDonald's Corp. .................. 3,285 865,400
Meituan
(d) (e) (f)
...................... 15,920 230,461
Travel + Leisure Co. ................. 9,535 350,221
Trip.com Group Ltd.
(e)
................ 5,157 181,766
Yum China Holdings, Inc. ............. 2,237 124,646
Yum! Brands, Inc. .................. 796 99,452
3,711,255
Household Durables — 0.2%
Arcelik A/S ....................... 1,058 6,282
Barratt Developments plc ............. 58,667 314,551
Bellway plc ....................... 1,445 40,145
DR Horton, Inc. .................... 431 46,320
Electrolux AB, Class B
(e)
.............. 461 4,751
Gree Electric Appliances, Inc. of Zhuhai, Class
A ........................... 85,200 425,461
Nikon Corp. ...................... 4,900 51,606
Sekisui House Ltd. .................. 800 15,921
905,037
Household Products — 0.2%
Colgate-Palmolive Co. ............... 13,825 983,096
Independent Power and Renewable Electricity Producers — 0.0%
Drax Group plc .................... 18,825 100,785
Industrial Conglomerates — 1.7%
3M Co. .......................... 13,982 1,308,995
AG Anadolu Grubu Holding A/S ......... 388 3,063
Doosan Co. Ltd. ................... 515 43,114
General Electric Co. ................. 20,393 2,254,446
Honeywell International, Inc. ........... 11,427 2,111,024
Siemens AG (Registered) ............. 8,155 1,165,421
Siemens Ltd. ...................... 208 9,183
Smiths Group plc ................... 18,461 363,460
7,258,706
Industrial REITs — 0.1%
Segro plc ........................ 45,667 399,314
Tritax Big Box REIT plc ............... 22,643 38,534
437,848
Insurance — 1.8%
AIA Group Ltd. .................... 166,600 1,347,319
ASR Nederland NV ................. 3,157 118,126
AXA SA ......................... 6,119 181,544
Direct Line Insurance Group plc
(e)
........ 25,231 52,784
Manulife Financial Corp. .............. 85,051 1,554,180
Marsh & McLennan Cos., Inc. .......... 1,196 227,599
Max Financial Services Ltd.
(e)
........... 662 7,240
MetLife, Inc. ...................... 32,715 2,058,100
NN Group NV ..................... 12,491 400,439
Ping An Insurance Group Co. of China Ltd.,
Class H ....................... 43,000 243,881
Prudential Financial, Inc. .............. 3,542 336,100
Suncorp Group Ltd. ................. 661 5,889
Tokio Marine Holdings, Inc. ............ 600 13,892
Travelers Cos., Inc. (The) ............. 5,854 956,017
7,503,110
Interactive Media & Services — 2.9%
AfreecaTV Co. Ltd. ................. 355 22,050
Alphabet, Inc., Class A
(e)
.............. 27,916 3,653,088
Alphabet, Inc., Class C
(e)
.............. 25,279 3,333,036
Auto Trader Group plc
(d) (f)
............. 59,684 448,464

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services (continued)
Baidu, Inc., Class A
(e)
................ 21,200 $ 356,810
Joyy, Inc., ADR
(g)
................... 916 34,909
Kuaishou Technology
(d) (e) (f)
............. 13,700 108,993
Meta Platforms, Inc., Class A
(e)
.......... 8,277 2,484,838
NAVER Corp. ..................... 1,005 150,263
Scout24 SE
(d) (f)
.................... 1,264 87,644
Tencent Holdings Ltd. ................ 38,100 1,476,907
12,157,002
IT Services — 0.8%
Accenture plc, Class A ............... 5,678 1,743,771
Coforge Ltd. ...................... 135 8,265
Gartner, Inc.
(e)
..................... 927 318,526
Infosys Ltd. ....................... 3,725 64,015
VeriSign, Inc.
(e)
.................... 5,784 1,171,434
Wix.com Ltd.
(e)
..................... 154 14,137
3,320,148
Leisure Products — 0.1%
Sega Sammy Holdings, Inc. ............ 18,900 348,562
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. ............. 17,096 1,911,675
Mettler-Toledo International, Inc.
(e)
....... 8 8,865
Pharmaron Beijing Co. Ltd., Class H
(d) (f)
.... 2,250 5,328
Syngene International Ltd.
(d) (f)
........... 595 5,751
WuXi AppTec Co. Ltd., Class H
(d) (f)
....... 9,400 112,096
2,043,715
Machinery — 0.8%
Amada Co. Ltd. .................... 61,700 620,288
Caterpillar, Inc. .................... 1,614 440,622
Cummins India Ltd. ................. 4,622 94,197
GEA Group AG .................... 1,521 56,056
Graco, Inc. ....................... 2,684 195,610
Kone OYJ, Class B ................. 294 12,389
Oshkosh Corp. .................... 3,804 363,016
Otis Worldwide Corp. ................ 14,856 1,193,085
Spirax-Sarco Engineering plc ........... 381 44,102
Turk Traktor ve Ziraat Makineleri A/S ...... 603 19,375
Wartsila OYJ Abp ................... 15,441 175,007
Weir Group plc (The) ................ 300 6,931
3,220,678
Marine Transportation — 0.2%
Evergreen Marine Corp. Taiwan Ltd. ...... 7,000 25,174
Kuehne + Nagel International AG (Registered) 2,172 617,132
Orient Overseas International Ltd. ....... 1,500 19,979
662,285
Media — 0.1%
Fox Corp., Class A .................. 7,722 240,927
Fox Corp., Class B .................. 12,099 349,419
590,346
Metals & Mining — 1.0%
Anglo American plc ................. 30,079 829,493
Antofagasta plc .................... 856 14,860
APL Apollo Tubes Ltd. ............... 1,130 22,072
ArcelorMittal SA .................... 48,291 1,209,016
Grupo Mexico SAB de CV ............. 2,355 11,129
Norsk Hydro ASA ................... 916 5,732
POSCO Holdings, Inc. ............... 504 198,560
Rio Tinto plc ...................... 2,744 172,303
Southern Copper Corp. ............... 93 7,002
thyssenkrupp AG ................... 66,527 505,760
Security
Shares
Shares Value
Metals & Mining (continued)
Wheaton Precious Metals Corp. ......... 33,527 $ 1,360,580
4,336,507
Multi-Utilities — 0.3%
E.ON SE ........................ 20,698 244,775
Engie SA ........................ 55,136 845,575
1,090,350
Oil, Gas & Consumable Fuels — 2.6%
Aker BP ASA ...................... 1,491 41,170
BP plc .......................... 43,372 279,573
Chevron Corp. ..................... 9,768 1,647,080
ConocoPhillips .................... 14,866 1,780,947
Crescent Point Energy Corp. ........... 11,970 99,232
Enbridge, Inc. ..................... 62,128 2,060,642
Enerplus Corp. .................... 6,159 108,375
Equinor ASA ...................... 10,346 339,060
Exxon Mobil Corp. .................. 6,145 722,529
Galp Energia SGPS SA .............. 3,351 49,635
Keyera Corp. ..................... 596 13,993
Marathon Petroleum Corp. ............ 418 63,260
Parkland Corp. .................... 2,464 72,074
Petroleo Brasileiro SA ................ 32,070 240,722
Pioneer Natural Resources Co. ......... 5,019 1,152,111
Shell plc ......................... 252 7,987
SK Innovation Co. Ltd.
(e)
.............. 990 108,623
Turkiye Petrol Rafinerileri A/S ........... 14,395 83,396
Valero Energy Corp. ................. 12,201 1,729,004
10,599,413
Paper & Forest Products — 0.0%
West Fraser Timber Co. Ltd. ........... 270 19,602
Passenger Airlines — 0.2%
ANA Holdings, Inc.
(e)
................. 9,300 194,724
easyJet plc
(e)
...................... 3,447 17,867
Singapore Airlines Ltd. ............... 108,600 512,290
724,881
Personal Care Products — 0.1%
LG H&H Co. Ltd. ................... 38 12,537
L'Oreal SA ....................... 143 59,261
Natura & Co. Holding SA
(e)
............ 3,188 9,253
Unilever plc ....................... 9,853 487,396
568,447
Pharmaceuticals — 3.1%
Astellas Pharma, Inc. ................ 82,900 1,147,471
AstraZeneca plc ................... 1,198 161,592
Bristol-Myers Squibb Co. .............. 20,812 1,207,928
Daiichi Sankyo Co. Ltd. ............... 600 16,426
Eli Lilly & Co. ..................... 3,171 1,703,239
GSK plc ......................... 13,718 248,211
Johnson & Johnson ................. 15,674 2,441,225
Kyowa Kirin Co. Ltd. ................. 400 6,955
Merck & Co., Inc. ................... 1,462 150,513
Novartis AG (Registered) ............. 23,914 2,442,304
Novo Nordisk A/S, Class B ............ 21,065 1,917,995
Otsuka Holdings Co. Ltd. ............. 10,900 387,006
Pfizer, Inc. ....................... 6,234 206,782
Shionogi & Co. Ltd. ................. 14,700 655,686
Zydus Lifesciences Ltd. .............. 2,348 17,360
12,710,693
Professional Services — 1.0%
ExlService Holdings, Inc.
(e)
............ 1,576 44,191
Experian plc ...................... 29,573 967,261
Genpact Ltd. ...................... 14,589 528,122

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
KBR, Inc.
(g)
....................... 7,686 $ 453,013
ManpowerGroup, Inc. ................ 1,011 74,127
Paychex, Inc. ..................... 4,658 537,207
Recruit Holdings Co. Ltd. ............. 22,900 700,626
Wolters Kluwer NV .................. 6,967 843,533
4,148,080
Real Estate Management & Development — 0.7%
China Resources Land Ltd. ............ 26,000 103,250
Country Garden Services Holdings Co. Ltd. . 23,000 23,489
FirstService Corp. .................. 877 127,561
Jones Lang LaSalle, Inc.
(e)
............. 54 7,624
Longfor Group Holdings Ltd.
(d)
.......... 2,500 4,469
Mitsubishi Estate Co. Ltd. ............. 21,300 277,880
Mitsui Fudosan Co. Ltd. .............. 74,400 1,638,587
Nomura Real Estate Holdings, Inc. ....... 12,100 303,777
Tokyo Tatemono Co. Ltd. .............. 6,800 94,018
Zillow Group, Inc., Class C
(e)
........... 6,897 318,365
2,899,020
Retail REITs — 0.0%
Klepierre SA ...................... 2,607 63,834
Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials, Inc. ............... 16,779 2,323,052
ARM Holdings plc, ADR
(e)
............. 4,651 248,921
ASPEED Technology, Inc. ............. 1,000 86,142
First Solar, Inc.
(e)
................... 656 106,003
Formosa Sumco Technology Corp. ....... 9,000 40,073
Global Unichip Corp. ................ 9,000 383,238
Intel Corp. ....................... 34,635 1,231,274
JA Solar Technology Co. Ltd., Class A ..... 60,580 213,275
KLA Corp. ........................ 496 227,495
Koh Young Technology, Inc. ............ 432 3,975
Lam Research Corp. ................ 282 176,749
MediaTek, Inc. ..................... 3,000 68,589
NVIDIA Corp. ..................... 14,065 6,118,134
Parade Technologies Ltd. ............. 1,000 30,608
Realtek Semiconductor Corp. .......... 14,000 171,898
RichWave Technology Corp.
(e)
.......... 3,000 13,471
Risen Energy Co. Ltd., Class A .......... 2,900 7,595
Shenzhen SC New Energy Technology Corp.,
Class A ....................... 1,400 14,623
Silergy Corp. ...................... 1,000 9,479
Sino-American Silicon Products, Inc. ...... 21,000 102,416
Taiwan Semiconductor Manufacturing Co. Ltd. 97,000 1,581,706
United Microelectronics Corp. .......... 1,000 1,404
Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd., Class A .................... 2,500 16,373
13,176,493
Software — 4.4%
Adobe, Inc.
(e)
...................... 5,347 2,726,435
Autodesk, Inc.
(e)
.................... 108 22,346
Birlasoft Ltd. ...................... 3,454 20,002
Box, Inc., Class A
(e)
................. 3,081 74,591
Cadence Design Systems, Inc.
(e)
........ 2,515 589,265
Dropbox, Inc., Class A
(e)
.............. 11,801 321,341
Fair Isaac Corp.
(e)
................... 17 14,765
KPIT Technologies Ltd. ............... 10 138
Manhattan Associates, Inc.
(e)
........... 6,796 1,343,297
Microsoft Corp. .................... 33,477 10,570,363
Salesforce, Inc.
(e)
................... 1,382 280,242
SAP SE ......................... 17,892 2,315,977
Splunk, Inc.
(e)
..................... 619 90,529
Security
Shares
Shares Value
Software (continued)
Teradata Corp.
(e)
................... 1,147 $ 51,638
18,420,929
Specialized REITs — 0.1%
Weyerhaeuser Co. .................. 18,486 566,781
Specialty Retail — 0.7%
Best Buy Co., Inc. .................. 22,209 1,542,859
Gap, Inc. (The)
(g)
................... 4,681 49,759
Home Depot, Inc. (The) .............. 1,114 336,606
Industria de Diseno Textil SA ........... 565 21,025
Lojas Renner SA ................... 2,016 5,375
TJX Cos., Inc. (The) ................. 10,148 901,954
ZOZO, Inc. ....................... 12,800 234,383
3,091,961
Technology Hardware, Storage & Peripherals — 3.8%
Advantech Co. Ltd. ................. 1,099 11,768
Apple, Inc. ....................... 72,103 12,344,755
Dell Technologies, Inc., Class C ......... 8,771 604,322
Hewlett Packard Enterprise Co. ......... 39,503 686,167
HP, Inc. ......................... 45,790 1,176,803
Pure Storage, Inc., Class A
(e)
........... 720 25,646
Samsung Electronics Co. Ltd. .......... 18,763 948,547
Wiwynn Corp. ..................... 2,000 93,261
15,891,269
Textiles, Apparel & Luxury Goods — 1.0%
ANTA Sports Products Ltd. ............ 19,400 217,073
Burberry Group plc .................. 2,641 61,205
Hermes International SCA ............. 491 895,009
Lululemon Athletica, Inc.
(e)
............. 4,674 1,802,341
LVMH Moet Hennessy Louis Vuitton SE .... 420 317,029
Makalot Industrial Co. Ltd. ............. 27,000 281,194
Mavi Giyim Sanayi ve Ticaret A/S, Class B
(d) (f)
3,600 14,797
Moncler SpA ...................... 3,338 193,454
NIKE, Inc., Class B ................. 941 89,979
Tapestry, Inc. ...................... 16,493 474,174
4,346,255
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc. ...... 83 12,833
Mitsubishi Corp. .................... 3,100 147,716
Mitsui & Co. Ltd. ................... 100 3,627
WW Grainger, Inc. .................. 779 538,943
703,119
Transportation Infrastructure — 0.1%
Flughafen Zurich AG (Registered) ........ 980 186,588
Grupo Aeroportuario del Centro Norte SAB de
CV .......................... 2,822 30,677
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 3,415 56,069
273,334
Water Utilities — 0.1%
Cia de Saneamento de Minas Gerais Copasa
MG .......................... 40,434 139,485
Cia de Saneamento do Parana
(e)
........ 2,380 10,814
United Utilities Group plc .............. 26,648 307,918
458,217
Wireless Telecommunication Services — 0.2%
MTN Group Ltd. .................... 23,837 142,075
SK Telecom Co. Ltd. ................. 5,781 222,708
SoftBank Corp. .................... 11,500 130,160

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
SoftBank Group Corp. ............... 4,000 $ 168,502
663,445
Total Common Stocks — 57 .2%
(Cost: $ 230,575,172 ) ............................. 237,956,920
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Rolls-Royce plc, 5.75%, 10/15/27
(d)
...... USD 75 72,364
Air Freight & Logistics — 0.0%
Forward Air Corp., 9.50%, 10/15/31
(d)
..... 10 9,993
United Parcel Service, Inc.
4.45% , 04/01/30 ................. 20 19,133
6.20% , 01/15/38 ................. 15 16,023
45,149
Automobile Components — 0.1%
(d)
Allison Transmission, Inc., 5.88%, 06/01/29 . 173 163,122
Tenneco, Inc., 8.00%, 11/17/28 ........ 49 39,874
202,996
Automobiles — 0.1%
Honda Motor Co. Ltd., 2.53%, 03/10/27 ... 280 254,487
Banks — 4.0%
Banco Santander SA
2.75% , 05/28/25 ................. 200 188,355
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.18% ,
03/24/28
(a)
................... 400 369,351
5.59% , 08/08/28 ................. 400 391,296
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.23% ,
11/22/32
(a)
................... 200 151,364
Bank of America Corp.
(a)
(1-day SOFR + 1.01%), 1.20% , 10/24/26 131 118,462
(1-day SOFR + 0.96%), 1.73% , 07/22/27 390 345,602
(3-mo. CME Term SOFR + 1.84%), 3.82% ,
01/20/28 .................... 78 72,434
(1-day SOFR + 1.05%), 2.55% , 02/04/28 379 337,945
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 .................... 89 81,968
(1-day SOFR + 1.58%), 4.38% , 04/27/28 240 226,621
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 .................... 39 35,615
(1-day SOFR + 1.99%), 6.20% , 11/10/28 210 210,949
(1-day SOFR + 1.06%), 2.09% , 06/14/29 335 280,440
(3-mo. CME Term SOFR + 1.57%), 4.27% ,
07/23/29 .................... 145 133,638
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 .................... 107 96,097
(1-day SOFR + 2.16%), 5.02% , 07/22/33 430 395,619
Bank of Montreal
5.20% , 02/01/28 ................. 360 351,390
(5-Year USD Swap Semi + 1.43%), 3.80% ,
12/15/32
(a)
................... 340 296,984
Bank of Nova Scotia (The), 4.85%, 02/01/30 20 18,834
Barclays plc
(a)
(1-day SOFR + 2.71%), 2.85% , 05/07/26 370 349,039
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 2.28% ,
11/24/27 .................... 230 202,645
BPCE SA, 2.70%, 10/01/29
(d)
.......... 274 229,798
Security
Par (000)
Par (000) Value
Banks (continued)
Citigroup, Inc.
4.40% , 06/10/25 ................. USD 94 $ 91,211
(1-day SOFR + 1.28%), 3.07% , 02/24/28
(a)
460 417,266
(3-mo. CME Term SOFR + 1.65%), 3.67% ,
07/24/28
(a)
................... 266 244,005
(3-mo. CME Term SOFR + 1.45%), 4.08% ,
04/23/29
(a)
................... 16 14,726
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(a)
510 413,618
Fifth Third Bancorp, (1-day SOFR + 2.34%),
6.34%, 07/27/29
(a)
............... 30 29,636
HSBC Holdings plc
(a)
(1-day SOFR + 1.29%), 1.59% , 05/24/27 490 432,059
(1-day SOFR + 1.10%), 2.25% , 11/22/27 570 503,152
(3-mo. CME Term SOFR + 1.80%), 4.58% ,
06/19/29 .................... 301 278,286
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.25%),
4.70%
(h)
..................... 200 150,222
(1-day SOFR + 1.19%), 2.80% , 05/24/32 920 712,584
Huntington Bancshares, Inc., (1-day SOFR +
2.02%), 6.21%, 08/21/29
(a)
.......... 25 24,456
ING Groep NV, (1-day SOFR + 1.83%), 4.02%,
03/28/28
(a)
.................... 470 436,336
JPMorgan Chase & Co.
(1-day SOFR + 1.85%), 2.08% , 04/22/26
(a)
25 23,465
2.95% , 10/01/26 ................. 80 74,073
(1-day SOFR + 0.80%), 1.05% , 11/19/26
(a)
180 161,768
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28
(a)
................... 127 118,283
(1-day SOFR + 1.17%), 2.95% , 02/24/28
(a)
266 241,303
(1-day SOFR + 1.89%), 2.18% , 06/01/28
(a)
6 5,257
(1-day SOFR + 1.99%), 4.85% , 07/25/28
(a)
590 568,739
(3-mo. CME Term SOFR + 1.59%), 4.45% ,
12/05/29
(a)
................... 13 12,135
(1-day SOFR + 2.58%), 5.72% , 09/14/33
(a)
650 624,833
Lloyds Banking Group plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.00%), 2.44%, 02/05/26
(a)
.......... 730 691,691
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.75%), 1.54% ,
07/20/27 .................... 490 434,008
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34% ,
01/19/28 .................... 380 338,033
Mizuho Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.75%), 1.55% ,
07/09/27 .................... 500 442,106
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 5.67% ,
09/13/33 .................... 210 200,724
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 5.75% ,
07/06/34 .................... 280 267,280
Royal Bank of Canada, 5.20%, 08/01/28 ... 420 408,790
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 2.36%), 6.50% , 03/09/29 780 760,703
(1-day SOFR + 2.70%), 6.57% , 06/12/29 250 243,872
Santander UK Group Holdings plc, (1-day
SOFR + 0.79%), 1.09%, 03/15/25
(a)
.... 237 230,599
Sumitomo Mitsui Financial Group, Inc.
5.52% , 01/13/28 ................. 200 197,269
5.71% , 01/13/30 ................. 200 195,684
5.85% , 07/13/30 ................. 400 394,694
5.77% , 01/13/33 ................. 510 498,431

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
5.78% , 07/13/33 ................. USD 590 $ 576,697
Toronto-Dominion Bank (The), Series FXD,
1.95%, 01/12/27 ................ 370 329,556
UniCredit SpA, (5-Year USD Swap Rate +
4.91%), 7.30%, 04/02/34
(a) (d)
......... 90 84,783
Washington Mutual Escrow Bonds
(e)(i)(j)
0.00% , 11/06/09 ................. 100 250
0.00% , 09/29/17 ................. 400 —
16,757,029
Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc., 4.00%,
04/13/28 ..................... 343 324,577
Coca-Cola Co. (The)
2.25% , 01/05/32 ................. 290 235,182
3.00% , 03/05/51 ................. 1,460 979,875
2.50% , 03/15/51 ................. 220 130,909
Diageo Capital plc
2.00% , 04/29/30 ................. 780 632,776
2.13% , 04/29/32 ................. 270 208,685
5.50% , 01/24/33 ................. 1,030 1,032,366
PepsiCo, Inc.
4.20% , 07/18/52 ................. 670 553,550
4.65% , 02/15/53 ................. 780 692,532
4,790,452
Biotechnology — 0.7%
Amgen, Inc., 2.20%, 02/21/27 ......... 200 179,539
Biogen, Inc.
2.25% , 05/01/30 ................. 790 630,992
3.25% , 02/15/51 ................. 430 266,988
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ..................... 2,440 1,877,458
2,954,977
Broadline Retail — 0.0%
eBay, Inc., 1.40%, 05/10/26 .......... 87 77,906
Macy's Retail Holdings LLC, 5.88%, 04/01/29
(d)
86 75,301
153,207
Building Products — 0.4%
Builders FirstSource, Inc., 6.38%, 06/15/32
(d)
83 78,129
Johnson Controls International plc
3.90% , 02/14/26 ................. 870 833,539
2.00% , 09/16/31 ................. 100 76,554
Owens Corning, 3.40%, 08/15/26 ....... 110 103,076
Trane Technologies Financing Ltd., 3.80%,
03/21/29 ..................... 560 515,922
1,607,220
Capital Markets — 2.1%
Ares Capital Corp.
7.00% , 01/15/27 ................. 110 109,999
2.88% , 06/15/27 ................. 145 126,508
Bank of New York Mellon Corp. (The), (1-day
SOFR + 1.51%), 4.71%, 02/01/34
(a)
.... 180 162,507
Blackstone Private Credit Fund, 4.00%,
01/15/29 ..................... 129 109,659
CI Financial Corp., 4.10%, 06/15/51 ..... 140 81,033
FactSet Research Systems, Inc.
2.90% , 03/01/27 ................. 790 720,390
3.45% , 03/01/32 ................. 37 30,662
FS KKR Capital Corp.
2.63% , 01/15/27 ................. 125 107,043
3.13% , 10/12/28 ................. 330 268,534
Goldman Sachs Group, Inc. (The)
3.75% , 02/25/26 ................. 37 35,173
3.50% , 11/16/26 ................. 27 25,110
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 0.80%), 1.43% , 03/09/27
(a)
USD 565 $ 503,014
(1-day SOFR + 0.82%), 1.54% , 09/10/27
(a)
1,640 1,435,975
(1-day SOFR + 1.11%), 2.64% , 02/24/28
(a)
886 790,050
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28
(a)
................... 206 189,848
Moody's Corp., 3.25%, 01/15/28 ........ 69 63,264
Morgan Stanley
3.63% , 01/20/27 ................. 281 262,323
(1-day SOFR + 0.88%), 1.59% , 05/04/27
(a)
96 85,448
(1-day SOFR + 0.86%), 1.51% , 07/20/27
(a)
81 71,571
(1-day SOFR + 1.00%), 2.48% , 01/21/28
(a)
280 249,653
3.59% , 07/22/28
(a)
................ 35 31,933
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29
(a)
................... 407 371,125
(1-day SOFR + 1.59%), 5.16% , 04/20/29
(a)
410 394,442
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30
(a)
................... 357 330,277
(1-day SOFR + 1.14%), 2.70% , 01/22/31
(a)
355 290,252
(1-day SOFR + 1.03%), 1.79% , 02/13/32
(a)
130 96,271
(1-day SOFR + 1.02%), 1.93% , 04/28/32
(a)
24 17,827
(1-day SOFR + 1.20%), 2.51% , 10/20/32
(a)
56 42,827
(1-day SOFR + 2.08%), 4.89% , 07/20/33
(a)
730 663,297
(1-day SOFR + 1.87%), 5.25% , 04/21/34
(a)
155 143,914
Nasdaq, Inc.
5.65% , 06/28/25 ................. 55 54,831
5.55% , 02/15/34 ................. 125 119,307
Nomura Holdings, Inc., 3.00%, 01/22/32 ... 344 266,592
S&P Global, Inc.
2.45% , 03/01/27 ................. 280 255,042
4.75% , 08/01/28 ................. 125 121,915
5.25% , 09/15/33
(d)
................ 115 112,094
3.90% , 03/01/62 ................. 3 2,167
8,741,877
Chemicals — 0.0%
(d)
Chemours Co. (The), 5.75%, 11/15/28 .... 34 29,509
Nufarm Australia Ltd., 5.00%, 01/27/30 .... 91 80,307
Superior Plus LP, 4.50%, 03/15/29 ...... 18 15,642
Tronox, Inc., 4.63%, 03/15/29 ......... 8 6,456
131,914
Commercial Services & Supplies — 0.1%
APX Group, Inc., 5.75%, 07/15/29
(d)
...... 28 23,593
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(d)
.................... 38 35,194
RELX Capital, Inc.
4.00% , 03/18/29 ................. 108 100,671
3.00% , 05/22/30 ................. 3 2,568
Republic Services, Inc., 3.95%, 05/15/28 .. 47 44,116
Steelcase, Inc., 5.13%, 01/18/29 ....... 6 5,325
Williams Scotsman, Inc., 7.38%, 10/01/31
(d)
. 25 24,864
236,331
Communications Equipment — 0.3%
Motorola Solutions, Inc.
4.60% , 05/23/29 ................. 162 153,353
2.30% , 11/15/30 ................. 610 473,696
2.75% , 05/24/31 ................. 440 347,534
5.60% , 06/01/32 ................. 240 229,598
1,204,181
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(d)
.................... 20 20,031
Quanta Services, Inc., 2.90%, 10/01/30 ... 1,190 970,612
990,643

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials — 0.0%
AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28
(d)
.................... USD 30 $ 29,663
Consumer Finance — 0.4%
American Express Co.
2.55% , 03/04/27 ................. 199 179,422
(1-day SOFR + 1.28%), 5.28% , 07/27/29
(a)
290 282,730
(1-day SOFR + 1.84%), 5.04% , 05/01/34
(a)
130 119,854
(1-day SOFR + 1.93%), 5.63% , 07/28/34
(a)
50 47,196
Macquarie Airfinance Holdings Ltd., 8.13%,
03/30/29
(d)
.................... 20 20,027
OneMain Finance Corp., 9.00%, 01/15/29 .. 25 24,919
Synchrony Financial
4.50% , 07/23/25 ................. 2 1,905
3.70% , 08/04/26 ................. 22 19,861
2.88% , 10/28/31 ................. 460 325,914
Toyota Motor Credit Corp.
3.05% , 03/22/27 ................. 270 250,332
1.90% , 04/06/28 ................. 290 251,564
1,523,724
Consumer Staples Distribution & Retail — 0.0%
Albertsons Cos., Inc., 6.50%, 02/15/28
(d)
... 67 66,221
Diversified REITs — 0.2%
Digital Realty Trust LP, 5.55%, 01/15/28 ... 820 801,927
Essential Properties LP, 2.95%, 07/15/31 .. 170 123,936
925,863
Diversified Telecommunication Services — 0.1%
Frontier Communications Holdings LLC, 8.63%,
03/15/31
(d)
.................... 17 16,015
Koninklijke KPN NV, 8.38%, 10/01/30 .... 140 156,435
Level 3 Financing, Inc., 10.50%, 05/15/30
(d)
. 36 36,237
Uniti Group LP
(d)
10.50% , 02/15/28 ................ 40 39,178
6.50% , 02/15/29 ................. 24 15,715
263,580
Electric Utilities — 0.4%
Avangrid, Inc.
3.20% , 04/15/25 ................. 620 592,710
3.80% , 06/01/29 ................. 140 124,417
Baltimore Gas & Electric Co., 2.25%, 06/15/31 18 14,318
Eversource Energy
Series U, 1.40% , 08/15/26 .......... 60 53,195
2.90% , 03/01/27 ................. 270 246,549
3.38% , 03/01/32 ................. 220 182,491
Exelon Corp.
2.75% , 03/15/27 ................. 19 17,254
5.10% , 06/15/45 ................. 10 8,550
4.10% , 03/15/52 ................. 7 5,062
NSTAR Electric Co.
3.25% , 05/15/29 ................. 280 251,543
3.95% , 04/01/30 ................. 300 273,911
Public Service Electric & Gas Co.
3.65% , 09/01/28 ................. 80 74,182
2.05% , 08/01/50 ................. 31 15,831
1,860,013
Electronic Equipment, Instruments & Components — 0.2%
Allegion US Holding Co., Inc., 3.55%, 10/01/27 15 13,693
CDW LLC, 3.57%, 12/01/31 .......... 66 54,360
Keysight Technologies, Inc.
4.60% , 04/06/27 ................. 620 597,187
3.00% , 10/30/29 ................. 170 146,161
811,401
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.1%
(d)
CGG SA, 8.75%, 04/01/27 ........... USD 200 $ 178,897
Valaris Ltd., 8.38%, 04/30/30 .......... 10 10,008
Venture Global LNG, Inc.
8.13% , 06/01/28 ................. 15 14,852
8.38% , 06/01/31 ................. 15 14,746
218,503
Entertainment — 0.0%
Electronic Arts, Inc., 1.85%, 02/15/31 ..... 122 94,789
Financial Services — 0.3%
Fidelity National Information Services, Inc.,
1.65%, 03/01/28 ................ 58 49,085
Fiserv, Inc.
5.45% , 03/02/28 ................. 130 128,857
5.60% , 03/02/33 ................. 275 266,526
Freedom Mortgage Corp.
(d)
12.00% , 10/01/28 ................ 20 20,337
12.25% , 10/01/30 ................ 30 30,664
Mastercard, Inc.
3.30% , 03/26/27 ................. 100 93,927
2.00% , 11/18/31 ................. 390 305,930
Sabre GLBL, Inc., 11.25%, 12/15/27
(d)
.... 46 42,210
Synchrony Bank, 5.63%, 08/23/27 ...... 250 233,324
United Wholesale Mortgage LLC
(d)
5.50% , 11/15/25 ................. 50 47,559
5.50% , 04/15/29 ................. 59 49,855
Visa, Inc., 3.65%, 09/15/47 ........... 180 136,525
1,404,799
Food Products — 0.4%
Kellogg Co.
3.40% , 11/15/27 ................. 190 174,622
4.30% , 05/15/28 ................. 850 802,156
2.10% , 06/01/30 ................. 90 71,722
Lamb Weston Holdings, Inc., 4.38%, 01/31/32
(d)
93 77,910
Unilever Capital Corp., 1.75%, 08/12/31 ... 600 464,990
1,591,400
Gas Utilities — 0.1%
AmeriGas Partners LP
5.75% , 05/20/27 ................. 175 164,036
9.38% , 06/01/28
(d)
................ 30 30,412
ONE Gas, Inc., 4.25%, 09/01/32 ........ 45 40,576
Suburban Propane Partners LP, 5.00%,
06/01/31
(d)
.................... 19 15,860
250,884
Ground Transportation — 0.0%
Canadian National Railway Co., 3.85%,
08/05/32 ..................... 160 142,514
Ryder System, Inc., 5.65%, 03/01/28 ..... 25 24,745
167,259
Health Care Equipment & Supplies — 0.3%
180 Medical, Inc., 3.88%, 10/15/29
(d)
..... 40 33,799
Abbott Laboratories, 4.90%, 11/30/46 ..... 50 45,519
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(d)
.................... 35 35,104
DH Europe Finance II Sarl, 2.60%, 11/15/29 1,360 1,168,694
1,283,116
Health Care Providers & Services — 1.2%
DaVita, Inc., 4.63%, 06/01/30
(d)
........ 98 80,470
Elevance Health, Inc.
3.65% , 12/01/27 ................. 260 240,995
4.10% , 03/01/28 ................. 53 49,932
Encompass Health Corp., 4.75%, 02/01/30 . 68 60,159

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
HCA, Inc.
3.13% , 03/15/27 ................. USD 160 $ 145,374
5.20% , 06/01/28 ................. 170 164,300
3.63% , 03/15/32 ................. 348 288,453
5.50% , 06/01/33 ................. 187 176,851
4.63% , 03/15/52 ................. 160 120,127
5.90% , 06/01/53 ................. 260 234,137
Heartland Dental LLC, 10.50%, 04/30/28
(d)
. 30 30,187
Humana, Inc.
1.35% , 02/03/27 ................. 490 426,894
3.70% , 03/23/29 ................. 360 328,400
4.88% , 04/01/30 ................. 57 53,918
Laboratory Corp. of America Holdings, 1.55%,
06/01/26 ..................... 40 35,831
LifePoint Health, Inc.
9.88% , 08/15/30
(d)
................ 30 29,044
Class B, 11.00% , 10/15/30 .......... 40 40,000
Tenet Healthcare Corp., 6.13%, 10/01/28 .. 88 82,610
UnitedHealth Group, Inc.
5.30% , 02/15/30 ................. 350 347,824
4.20% , 05/15/32 ................. 1,500 1,369,082
4.50% , 04/15/33 ................. 90 83,278
5.88% , 02/15/53 ................. 60 60,213
5.05% , 04/15/53 ................. 420 375,759
4,823,838
Health Care REITs — 0.1%
Welltower OP LLC, 4.00%, 06/01/25 ..... 300 289,852
Health Care Technology — 0.2%
IQVIA, Inc., 5.70%, 05/15/28
(d)
......... 800 777,232
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment, Inc.
(d)
8.13% , 07/01/27 ................. 28 28,133
7.00% , 02/15/30 ................. 63 61,303
Darden Restaurants, Inc., 4.55%, 02/15/48 . 160 123,890
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ..................... 88 80,087
Hilton Grand Vacations Borrower Escrow LLC,
5.00%, 06/01/29
(d)
............... 91 78,937
Sands China Ltd.
(c)
5.65% , 08/08/28
(a)
................ 275 257,984
4.88% , 06/18/30 ................. 200 172,004
Starbucks Corp., 2.00%, 03/12/27 ....... 250 222,754
Yum! Brands, Inc., 5.38%, 04/01/32 ...... 88 80,461
1,105,553
Household Durables — 0.3%
NVR, Inc., 3.00%, 05/15/30 ........... 710 591,524
PulteGroup, Inc., 5.00%, 01/15/27 ....... 470 459,491
Toll Brothers Finance Corp., 3.80%, 11/01/29 310 270,292
TopBuild Corp., 4.13%, 02/15/32
(d)
...... 32 25,979
1,347,286
Household Products — 0.0%
Colgate-Palmolive Co., 3.25%, 08/15/32 ... 15 13,095
Industrial Conglomerates — 0.2%
nVent Finance SARL, 5.65%, 05/15/33 .... 410 381,514
Pentair Finance SARL, 4.50%, 07/01/29 ... 450 412,341
793,855
Insurance — 0.6%
Alleghany Corp., 3.63%, 05/15/30 ....... 30 26,906
Ambac Assurance Corp., 5.10%
(d) (h)
...... 5 6,913
Arthur J Gallagher & Co., 3.50%, 05/20/51 . 330 214,165
Manulife Financial Corp., 4.15%, 03/04/26 .. 340 328,357
Security
Par (000)
Par (000) Value
Insurance (continued)
Marsh & McLennan Cos., Inc.
4.38% , 03/15/29 ................. USD 816 $ 773,894
2.25% , 11/15/30 ................. 541 432,920
5.45% , 03/15/53 ................. 270 252,034
NFP Corp., 8.50%, 10/01/31
(d)
......... 20 20,030
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33 300 282,196
Trinity Acquisition plc, 4.40%, 03/15/26 .... 20 19,203
2,356,618
IT Services — 0.3%
Central Parent LLC, 8.00%, 06/15/29
(d)
.... 10 9,963
CGI, Inc., 2.30%, 09/14/31 ........... 520 390,301
Cogent Communications Group, Inc., 7.00%,
06/15/27
(d)
.................... 250 238,750
Gartner, Inc., 4.50%, 07/01/28
(d)
........ 87 79,371
International Business Machines Corp.
2.20% , 02/09/27 ................. 280 251,886
4.40% , 07/27/32 ................. 130 119,523
Open Text Holdings, Inc., 4.13%, 02/15/30
(d)
99 82,824
VeriSign, Inc., 2.70%, 06/15/31 ........ 180 143,367
VT Topco, Inc., 8.50%, 08/15/30
(d)
....... 25 24,764
1,340,749
Life Sciences Tools & Services — 0.0%
(d)
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 6 5,838
Star Parent, Inc., 9.00%, 10/01/30 ....... 10 10,105
15,943
Machinery — 0.1%
Cummins, Inc., 1.50%, 09/01/30 ........ 420 327,990
Ingersoll Rand, Inc.
5.40% , 08/14/28 ................. 75 73,737
5.70% , 08/14/33 ................. 30 28,954
Otis Worldwide Corp., 2.57%, 02/15/30 ... 23 19,069
Wabash National Corp., 4.50%, 10/15/28
(d)
. 94 79,182
528,932
Media — 0.1%
Clear Channel Outdoor Holdings, Inc., 9.00%,
09/15/28
(d)
.................... 25 24,759
DirecTV Financing LLC, 5.88%, 08/15/27
(d)
. 93 82,229
EquipmentShare.com, Inc., 9.00%, 05/15/28
(d)
20 19,225
Interpublic Group of Cos., Inc. (The)
4.20% , 04/15/24 ................. 15 14,830
4.65% , 10/01/28 ................. 170 160,274
2.40% , 03/01/31 ................. 32 25,112
Nexstar Media, Inc., 4.75%, 11/01/28
(d)
.... 33 27,314
Sirius XM Radio, Inc., 5.50%, 07/01/29
(d)
... 92 81,372
Univision Communications, Inc., 8.00%,
08/15/28
(d)
.................... 10 9,695
444,810
Metals & Mining — 0.3%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(d)
. 20 19,900
ATI, Inc., 7.25%, 08/15/30 ........... 35 34,738
Cleveland-Cliffs, Inc., 6.75%, 04/15/30
(d)
... 17 15,889
FMG Resources August 2006 Pty. Ltd.
(d)
5.88% , 04/15/30 ................. 85 77,708
6.13% , 04/15/32 ................. 84 76,388
Mineral Resources Ltd.
(d)
9.25% , 10/01/28 ................. 25 25,250
8.50% , 05/01/30 ................. 250 245,255
Reliance Steel & Aluminum Co., 2.15%,
08/15/30 ..................... 480 377,098
Steel Dynamics, Inc.
2.80% , 12/15/24 ................. 35 33,688
2.40% , 06/15/25 ................. 330 310,047

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Taseko Mines Ltd., 7.00%, 02/15/26
(d)
.... USD 7 $ 6,539
1,222,500
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc., 2.95%,
03/15/34 ..................... 24 18,225
Oil, Gas & Consumable Fuels — 0.2%
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ..................... 30 29,152
Kinder Morgan Energy Partners LP
7.50% , 11/15/40 ................. 16 16,791
5.00% , 08/15/42 ................. 20 16,171
ONEOK, Inc.
5.85% , 01/15/26 ................. 330 330,221
6.35% , 01/15/31 ................. 380 382,171
Vermilion Energy, Inc., 6.88%, 05/01/30
(d)
.. 176 166,531
Vital Energy, Inc., 9.75%, 10/15/30 ...... 20 20,446
961,483
Paper & Forest Products — 0.0%
Georgia-Pacific LLC
1.75% , 09/30/25
(d)
................ 22 20,334
0.95% , 05/15/26
(d)
................ 10 8,852
7.75% , 11/15/29 ................. 20 21,993
Louisiana-Pacific Corp., 3.63%, 03/15/29
(d)
. 74 61,958
113,137
Passenger Airlines — 0.0%
American Airlines Pass-Through Trust
Series 2016-1, Class B, 5.25% , 01/15/24 36 35,765
Series 2017-1, Class B, 4.95% , 02/15/25 12 11,529
Series 2019-1, Class B, 3.85% , 02/15/28 50 44,138
United Airlines Pass-Through Trust, Series
2019-2, Class B, 3.50%, 05/01/28 ..... 29 25,964
United Airlines, Inc.
(d)
4.38% , 04/15/26 ................. 17 15,721
4.63% , 04/15/29 ................. 54 46,415
179,532
Pharmaceuticals — 0.9%
Astrazeneca Finance LLC
1.75% , 05/28/28 ................. 390 333,825
2.25% , 05/28/31 ................. 280 225,569
4.88% , 03/03/33 ................. 420 405,236
Bausch Health Cos., Inc., 11.00%, 09/30/28
(d)
42 28,495
Bristol-Myers Squibb Co., 2.95%, 03/15/32 . 200 166,928
Eli Lilly & Co.
4.88% , 02/27/53 ................. 80 73,489
4.95% , 02/27/63 ................. 705 639,628
Jazz Securities DAC, 4.38%, 01/15/29
(d)
... 200 174,377
Johnson & Johnson, 2.25%, 09/01/50 .... 370 213,439
Merck & Co., Inc.
2.15% , 12/10/31 ................. 420 332,130
2.45% , 06/24/50 ................. 30 17,251
2.75% , 12/10/51 ................. 19 11,475
5.00% , 05/17/53 ................. 85 77,304
Novartis Capital Corp., 2.20%, 08/14/30 ... 855 708,674
Pfizer Investment Enterprises Pte. Ltd.
5.30% , 05/19/53 ................. 30 27,874
5.34% , 05/19/63 ................. 20 18,271
Zoetis, Inc.
3.00% , 09/12/27 ................. 110 100,974
2.00% , 05/15/30 ................. 70 56,033
3,610,972
Security
Par (000)
Par (000) Value
Professional Services — 0.4%
AMN Healthcare, Inc., 4.00%, 04/15/29
(d)
.. USD 16 $ 13,577
Automatic Data Processing, Inc., 1.70%,
05/15/28 ..................... 1,510 1,304,511
Thomson Reuters Corp., 3.35%, 05/15/26 .. 530 500,518
TriNet Group, Inc., 7.13%, 08/15/31
(d)
..... 30 29,700
1,848,306
Real Estate Management & Development — 0.2%
CBRE Services, Inc.
4.88% , 03/01/26 ................. 170 165,393
5.95% , 08/15/34 ................. 520 490,469
Cushman & Wakefield US Borrower LLC,
8.88%, 09/01/31
(d)
............... 15 14,513
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(d)
.................... 15 14,818
Howard Hughes Corp. (The), 5.38%, 08/01/28
(d)
90 79,296
764,489
Retail REITs — 0.0%
Realty Income Corp.
3.00% , 01/15/27 ................. 5 4,583
3.25% , 01/15/31 ................. 40 33,612
38,195
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom, Inc.
(d)
2.45% , 02/15/31 ................. 570 445,515
2.60% , 02/15/33 ................. 120 89,482
3.75% , 02/15/51 ................. 420 280,790
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(d)
40 38,688
NVIDIA Corp.
1.55% , 06/15/28 ................. 190 162,386
2.00% , 06/15/31 ................. 870 696,116
3.50% , 04/01/50 ................. 50 36,443
3.70% , 04/01/60 ................. 180 131,652
NXP BV
3.88% , 06/18/26 ................. 25 23,731
4.30% , 06/18/29 ................. 172 157,325
3.40% , 05/01/30 ................. 70 59,915
2.50% , 05/11/31 ................. 189 147,142
Texas Instruments, Inc.
1.90% , 09/15/31 ................. 97 76,412
3.65% , 08/16/32 ................. 1,020 896,704
4.90% , 03/14/33 ................. 220 212,763
3,455,064
Software — 1.1%
Academy Ltd., 6.00%, 11/15/27
(d)
....... 33 31,192
Adobe, Inc., 2.30%, 02/01/30 .......... 1,010 849,868
Autodesk, Inc.
3.50% , 06/15/27 ................. 81 75,573
2.40% , 12/15/31 ................. 54 42,568
Gen Digital, Inc., 7.13%, 09/30/30
(d)
...... 105 103,439
Intuit, Inc.
1.35% , 07/15/27 ................. 860 744,233
1.65% , 07/15/30 ................. 1,060 832,679
5.20% , 09/15/33 ................. 90 87,638
5.50% , 09/15/53 ................. 30 28,783
Oracle Corp.
4.50% , 05/06/28 ................. 60 57,187
4.65% , 05/06/30 ................. 40 37,407
4.90% , 02/06/33 ................. 210 193,563
5.55% , 02/06/53 ................. 115 100,759
Roper Technologies, Inc., 1.75%, 02/15/31 . 26 19,726
Salesforce, Inc., 3.05%, 07/15/61 ....... 10 5,977
ServiceNow, Inc., 1.40%, 09/01/30 ...... 850 652,506

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
VMware, Inc.
1.80% , 08/15/28 ................. USD 784 $ 650,649
2.20% , 08/15/31 ................. 150 113,195
4,626,942
Specialized REITs — 0.1%
American Tower Corp.
1.45% , 09/15/26 ................. 120 105,754
5.80% , 11/15/28 ................. 10 9,925
Equinix, Inc.
1.00% , 09/15/25 ................. 151 137,182
1.45% , 05/15/26 ................. 160 142,853
Iron Mountain, Inc., 5.25%, 07/15/30
(d)
.... 200 174,729
570,443
Specialty Retail — 0.3%
Bath & Body Works, Inc., 6.95%, 03/01/33 . 37 33,109
Home Depot, Inc. (The)
1.50% , 09/15/28 ................. 300 252,050
1.38% , 03/15/31 ................. 31 23,447
1.88% , 09/15/31 ................. 400 310,526
4.50% , 12/06/48 ................. 17 14,230
3.35% , 04/15/50 ................. 240 163,576
Lowe's Cos., Inc.
3.35% , 04/01/27 ................. 450 418,949
3.65% , 04/05/29 ................. 93 84,398
1,300,285
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.95% , 08/08/52 ................. 185 145,083
4.10% , 08/08/62 ................. 40 30,764
Xerox Holdings Corp., 5.50%, 08/15/28
(d)
.. 96 80,733
256,580
Transportation Infrastructure — 0.1%
Triton Container International Ltd., 3.25%,
03/15/32 ..................... 320 238,541
Total Corporate Bonds — 19 .6%
(Cost: $ 88,049,567 ) .............................. 81,676,499
Floating Rate Loan Interests
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, Term
Loan A , (3-mo. LIBOR USD + 3.75%),
0.00%
,
02/21/24
(a) (e) (i) (j)
............. 7 770
Total Floating Rate Loan Interests — 0 .0%
(Cost: $ 7,000 ) ................................. 770
Shares
Shares
Investment Companies
iShares Russell 1000 Value ETF
(k)
....... 55,212 8,382,286
Total Investment Companies — 2 .0%
(Cost: $ 8,730,480 ) .............................. 8,382,286
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 5.42% Cap + 0.46%),
5.42%, 06/25/35
(a)
.............. 36 29,578
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 .................... USD 19 $ 9,384
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR + 0.57%), 5.89%, 11/25/36
(a)
23 19,517
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR + 0.39%), 5.71%, 04/25/47
(a)
20 17,257
Series 2007-OA3, Class 2A2, (1-mo. CME
Term SOFR + 0.47%), 5.79%, 04/25/47
(a)
1 50
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR + 0.47%), 5.79%, 06/25/47
(a)
12 9,159
Series 2007-OH2, Class A2A, (1-mo. CME
Term SOFR at 10.00% Cap + 0.59%),
5.91%, 08/25/47
(a)
.............. 5 4,342
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
0.94%), 5.57%, 10/25/46
(a)
.......... 43 28,956
APS Resecuritization Trust
(a)(d)
Series 2016-1, Class 1MZ, 3.03%, 07/31/57 141 54,258
Series 2016-3, Class 3A, (1-mo. CME Term
SOFR + 2.96%), 8.28%, 09/27/46 ... 12 11,881
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a) (d)
..... 52 14,753
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (1-mo. CME Term
SOFR at 11.00% Cap + 0.39%), 5.71%,
08/25/36
(a)
..................... 11 10,232
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ....... 266 113,189
Citicorp Mortgage Securities Trust, Series
2008-2, Class 1A1, 6.50%, 06/25/38 .... 23 17,137
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(d)
..................... 109 41,998
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 6.25%, 11/25/35
(a)
. 18 4,156
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
........ 23 13,738
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-OA4, Class A2A, (1-mo.
CME Term SOFR at 0.17% Floor + 0.45%),
5.77%, 08/25/47
(a)
................ 78 68,094
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 10.50% Cap + 2.00%), 6.63%, 03/25/36
(a)
5 3,925
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ......... 1 1,036
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 3.69%, 09/25/37
(a)
28 18,483
JPMorgan Alternative Loan Trust, Series 2007-
A1, Class 1A4, (1-mo. CME Term SOFR at
11.50% Cap + 0.53%), 5.85%, 03/25/37
(a)
30 27,303
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a) (d)
. 31 29,008
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.42% Floor + 0.53%),
5.85%, 06/25/37
(a)
................ 4 3,662
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.96%,
04/25/36
(a)
..................... 7 3,987

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.19% Floor and 10.50% Cap
+ 0.49%), 5.81%, 06/25/36
(a)
......... USD 11 $ 9,050
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 32 27,732
Series 2006-4, Class 3A5, 6.35%,
05/25/36
(c)
................... 39 31,725
623,590
Commercial Mortgage-Backed Securities — 0.0%
(a)(d)
Bayview Commercial Asset Trust
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.30% Floor + 0.56%), 5.88%,
01/25/36 .................... 13 11,888
Series 2005-4A, Class M1, (1-mo. CME
Term SOFR at 0.45% Floor + 0.79%),
6.11%, 01/25/36 ............... 10 8,999
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.54% Floor + 0.65%), 5.97%,
04/25/36 .................... 6 5,365
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.25% Floor + 0.49%), 5.81%,
10/25/36 .................... 7 6,680
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.30% Floor + 0.56%), 5.88%,
10/25/36 .................... 7 6,696
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
(1-mo. CME Term SOFR + 0.36%), 5.68%,
03/25/37 ...................... 1 541
40,169
Interest Only Commercial Mortgage-Backed Securities — 0.0%
One Market Plaza Trust, Series 2017-1MKT,
Class XCP, 0.00%, 02/10/32
(a) (d)
....... 1,000 28
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(d) (l)
.... 37 3,719
Total Non-Agency Mortgage-Backed Securities — 0 .2%
(Cost: $ 849,782 ) ................................ 667,506
Beneficial Interest
(000)
Other Interests
(m)
Capital Markets — 0.0%
(e)(i)(j)
Lehman Brothers Holdings, Capital Trust VII . 130 —
Lehman Brothers Holdings, Inc. ......... 490 —
Total Other Interests — 0.0%
(Cost: $ 6 ) .................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.3%
Banks — 0.1%
Banco Bradesco SA (Preference) ........ 90,862 257,589
Bancolombia SA (Preference) .......... 11,335 75,427
Itau Unibanco Holding SA (Preference) .... 5,890 31,837
364,853
Security
Shares
Shares Value
Chemicals — 0.1%
Braskem SA (Preference) , Series A
(e)
..... 78,836 $ 323,402
Electrical Equipment — 0.1%
Sociedad Quimica y Minera de Chile SA
(Preference) .................... 5,170 307,067
Passenger Airlines — 0.0%
Azul SA (Preference)
(e)
............... 42,581 122,494
Total Preferred Securities — 0 .3%
(Cost: $ 1,497,985 ) .............................. 1,117,816
Rights
Ground Transportation — 0.0%
Localiza Rent a Car SA ( Expires 11/10/23 ,
Strike Price BRL 47.13 )
(e)
........... 85 303
Total Rights — 0 .0%
(Cost: $ — ) .................................... 303
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 8.2%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 .......... USD 136 124,129
3.00% , 09/01/27 - 12/01/46 .......... 240 212,570
3.50% , 04/01/31 - 01/01/48 .......... 379 341,184
4.00% , 08/01/40 - 12/01/45 .......... 59 54,426
4.50% , 02/01/39 - 04/01/49 .......... 443 416,528
5.00% , 10/01/41 - 11/01/48 .......... 88 86,051
5.50% , 06/01/41 ................. 40 39,866
6.00% , 01/01/34 ................. 29 28,737
Federal National Mortgage Association ,
4.00% , 01/01/41 ................. 4 3,983
Government National Mortgage Association
2.00% , 08/20/50 - 04/20/52 .......... 3,420 2,708,214
2.00% , 10/15/53
(n)
................ 663 524,213
2.50% , 07/20/51 - 07/20/52 .......... 5,054 4,132,407
2.50% , 10/15/53
(n)
................ 600 490,335
3.00% , 02/15/45 - 09/20/52 .......... 3,378 2,871,235
3.00% , 10/15/53
(n)
................ 420 356,312
3.50% , 01/15/42 - 02/20/52 .......... 1,099 977,755
3.50% , 10/15/53
(n)
................ 711 622,736
4.00% , 04/20/39 - 12/20/47 .......... 196 180,560
4.00% , 10/15/53
(n)
................ 694 625,224
4.50% , 12/20/39 - 04/20/50 .......... 259 244,590
4.50% , 10/15/53
(n)
................ 347 320,555
5.00% , 12/15/38 - 04/20/53 .......... 129 123,800
5.00% , 10/15/53
(n)
................ 325 307,963
5.50% , 12/20/52 - 07/20/53 .......... 228 221,786
5.50% , 10/15/53
(n)
................ 425 412,416
6.00% , 10/15/53
(n)
................ 250 247,715
7.50% , 03/15/32 ................. 1 1,146
Uniform Mortgage-Backed Securities
2.00% , 10/01/31 - 02/01/52 .......... 3,664 2,848,566
2.00% , 10/25/38 - 10/25/53
(n)
......... 1,225 1,026,104
2.50% , 09/01/27 - 02/01/52 .......... 1,857 1,551,971
2.50% , 10/25/38 - 10/25/53
(n)
......... 700 586,154
3.00% , 04/01/29 - 03/01/52 .......... 1,896 1,646,298
3.50% , 08/01/30 - 01/01/51 .......... 2,505 2,205,736
3.50% , 10/25/38
(n)
................ 61 56,397
4.00% , 10/01/33 - 01/01/51 .......... 1,236 1,127,424
4.00% , 10/25/38 - 10/25/53
(n)
......... 350 318,286
4.50% , 02/01/25 - 08/01/53 .......... 2,085 1,955,657
4.50% , 10/25/53
(n)
................ 75 68,859

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00% , 09/01/35 - 05/01/49 .......... USD 153 $ 149,460
5.00% , 10/25/53
(n)
................ 3,250 3,066,172
5.50% , 02/01/35 - 04/01/41 .......... 240 238,517
6.00% , 12/01/27 - 09/01/53 .......... 336 336,302
6.00% , 10/25/53
(n)
................ 150 148,031
6.50% , 05/01/40 ................. 41 42,176
Total U.S. Government Sponsored Agency Securities — 8 .2%
(Cost: $ 38,151,183 ) .............................. 34,048,546
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 ................. 66 62,210
4.50% , 08/15/39 ................. 82 79,418
4.38% , 11/15/39 ................. 82 78,031
1.13% , 05/15/40 - 08/15/40 .......... 694 396,421
1.38% , 11/15/40 ................. 347 205,367
2.25% , 05/15/41 - 02/15/52 .......... 13,000 8,195,000
2.38% , 02/15/42 ................. 4,000 2,764,844
3.13% , 02/15/43 ................. 332 257,015
2.88% , 05/15/43 - 11/15/46 .......... 597 436,289
3.63% , 08/15/43 ................. 332 277,039
3.75% , 11/15/43 ................. 332 281,811
2.50% , 02/15/45 ................. 593 402,684
3.00% , 02/15/47 ................. 1,500 1,101,445
1.63% , 11/15/50 ................. 3 1,571
1.88% , 11/15/51 ................. 1,000 557,383
U.S. Treasury Inflation Linked Notes ,
1.25% , 04/15/28 ................. 2,650 2,519,165
U.S. Treasury Notes
0.50% , 05/31/27 ................. 129 110,834
2.25% , 08/15/27 ................. 798 729,235
1.25% , 03/31/28 - 09/30/28 .......... 1,047 902,422
2.88% , 08/15/28 ................. 188 173,599
3.13% , 11/15/28 ................. 386 359,417
1.75% , 01/31/29 - 11/15/29 .......... 1,239 1,053,882
2.63% , 02/15/29 ................. 63 56,990
1.88% , 02/28/29 - 02/15/32 .......... 12,352 10,498,143
2.38% , 05/15/29 ................. 7,063 6,276,689
1.63% , 08/15/29 - 05/15/31 .......... 952 799,600
1.50% , 02/15/30 ................. 1,276 1,057,684
1.13% , 02/15/31 ................. 235 185,356
1.38% , 11/15/31 ................. 43 33,705
Total U.S. Treasury Obligations — 9 .6%
(Cost: $ 50,257,781 ) .............................. 39,853,249
Total Long-Term Investments — 97.3%
(Cost: $ 419,196,063 ) ............................. 404,518,119
Shares
Shares
Short-Term Securities
Money Market Funds — 2.3%
(k)(o)
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.23% ................... 7,232,938 7,232,938
SL Liquidity Series, LLC, Money Market Series ,
5.52%
(p)
....................... 2,349,668 2,350,372
Total Money Market Funds — 2 .3%
(Cost: $ 9,583,310 ) .............................. 9,583,310
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 2.5%
U.S. Treasury Bills
(q)
5.02% , 11/09/23 ................. USD 1,225 $ 1,218,153
5.16% , 11/16/23 ................. 1,100 1,092,719
5.39% , 12/19/23 ................. 300 296,550
5.42% , 12/28/23 ................. 2,000 1,974,287
5.37% , 01/04/24 ................. 3,600 3,550,133
5.38% , 01/11/24 ................. 1,400 1,379,173
5.41% , 01/18/24 ................. 100 98,409
5.35% , 01/25/24 ................. 600 589,818
5.40% , 02/08/24 ................. 300 294,300
Total U.S. Treasury Obligations — 2 .5%
(Cost: $ 10,494,081 ) .............................. 10,493,542
Total Short-Term Securities — 4.8%
(Cost: $ 20,077,391 ) .............................. 20,076,852
Total Investments Before TBA Sale Commitments and
Investments Sold Short — 102 .1%
(Cost: $ 439,273,454 ) ............................. 424,594,971
TBA Sale Commitments
Mortgage-Backed Securities — (0.0) %
Uniform Mortgage-Backed Securities ,
6.00% , 10/25/53
(n)
................ (25) (24,672)
Total TBA Sale Commitments — (0.0) %
(Proceeds: $ (24,973) ) ............................ (24,672)
Investments Sold Short
U.S. Treasury Obligations
U.S. Treasury Notes
3.13% , 11/15/28 ................. (23) (21,416)
1.63% , 08/15/29 ................. (460) (390,353)
1.50% , 02/15/30 ................. (1,253) (1,038,620)
1.13% , 02/15/31 ................. (56) (44,170)
1.38% , 11/15/31 ................. (40) (31,353)
Total U.S. Treasury Obligations — ( 0 .3 ) %
(Proceeds: $ (1,857,180) ) ..........................
(1,525,912)
Total Investments Sold Short — ( 0 .3 ) %
(Proceeds: $ (1,857,180) ) .......................... (1,525,912)
Total Investments Net of TBA Sale Commitments and
Investments Sold Short — 101 .8%
(Cost: $ 437,391,301 ) ............................. 423,044,387
Liabilities in Excess of Other Assets — (1.8) % ............ (7,340,039)
Net Assets — 100.0% ..............................
$ 415,704,348
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(b)
Rounds to less than 1,000.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Non-income producing security.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
All or a portion of this security is on loan.
(h)
Perpetual security with no stated maturity date.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)
Affiliate of the Fund.
(l)
Zero-coupon bond.
(m)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)
Represents or includes a TBA transaction.
(o)
Annualized 7-day yield as of period end.
(p)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(q)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 21,365,821 $ — $ (14,132,883)
(a)
$ — $ — $ 7,232,938 7,232,938 $ 470,604 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 8,141,813 — (5,794,476)
(a)
3,750 (715) 2,350,372 2,349,668 26,100
(b)
—
iShares MSCI India ETF
(c)
..... 2,777,296 502,980 (3,218,244) (339,700) 277,668 — — — —
iShares Russell 1000 Value ETF — 8,730,480 — — (348,194) 8,382,286 55,212 131,162 —
$ (335,950) $ (71,241) $ 17,965,596 $ 627,866 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P/TSX 60 Index ......................................................... 3 12/14/23 $ 520 $ (15,526)
MSCI EAFE E-Mini Index ..................................................... 5 12/15/23 510 (15,162)
MSCI Emerging Markets E-Mini Index ............................................ 5 12/15/23 239 (7,022)
S&P 500 E-Mini Index ....................................................... 6 12/15/23 1,298 (52,214)
U.S. Treasury 10-Year Note ................................................... 29 12/19/23 3,132 (56,041)
U.S. Treasury Long Bond ..................................................... 52 12/19/23 5,920 (334,680)
U.S. Treasury 2-Year Note .................................................... 86 12/29/23 17,432 (61,409)
(542,054)
Short Contracts
MSCI EAFE E-Mini Index ..................................................... 24 12/15/23 2,450 59,583
MSCI Emerging Markets E-Mini Index ............................................ 40 12/15/23 1,911 48,047
S&P 500 E-Mini Index ....................................................... 46 12/15/23 9,949 413,754
U.S. Treasury 10-Year Note ................................................... 135 12/19/23 14,582 309,094
U.S. Treasury 10-Year Ultra Note ............................................... 42 12/19/23 4,684 141,967
U.S. Treasury Long Bond ..................................................... 75 12/19/23 8,538 461,214
U.S. Treasury Ultra Bond ..................................................... 38 12/19/23 4,517 314,006
U.S. Treasury 5-Year Note .................................................... 30 12/29/23 3,160 29,922
1,777,587
$ 1,235,533
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 6,616,796 USD 4,236,092 BNP Paribas SA 12/20/23 $ 30,046
CAD 5,860,654 USD 4,298,604 BNP Paribas SA 12/20/23 21,792
USD 121,648 EUR 113,000 Barclays Bank plc 12/20/23 1,725
USD 123,897 GBP 99,100 Standard Chartered Bank 12/20/23 2,916
USD 1,162,929 JPY 168,903,000 Bank of America NA 12/20/23 17,554
74,033
EUR 7,594,727 USD 8,176,977 Barclays Bank plc 12/20/23 (116,956)
$ (42,923)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 41.V1 ................ 1.00 % Quarterly 12/20/28 USD 21,000 $ (257,379) $ (304,007) $ 46,628

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.02% ......... Quarterly
MSCI ACWI ESG
Universal Index Quarterly BNP Paribas SA 04/03/24 USD 25,195 $ (1,269,252) $ — $ (1,269,252)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5.32%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 814,224 $ — $ 814,224
Common Stocks
Aerospace & Defense .................................... 22,376 701,632 — 724,008
Air Freight & Logistics .................................... 70,204 333,027 — 403,231
Automobile Components .................................. 133,941 241,041 — 374,982
Automobiles .......................................... 4,938,935 3,861,582 — 8,800,517
Banks ............................................... 4,614,893 10,597,888 — 15,212,781
Beverages ........................................... 5,331,626 1,080,996 — 6,412,622
Biotechnology ......................................... 3,140,364 613,679 — 3,754,043
Broadline Retail ........................................ 8,735,504 1,081,957 — 9,817,461
Building Products ....................................... 601,867 — — 601,867
Capital Markets ........................................ 4,916,760 1,256,858 — 6,173,618
Chemicals ............................................ 410,783 1,926,678 — 2,337,461
Commercial Services & Supplies ............................. 647,067 — — 647,067
Communications Equipment ................................ 646,948 473,926 — 1,120,874

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

Level 1 Level 2 Level 3 Total
Construction & Engineering ................................ $ 3,086,058 $ 266,813 $ — $ 3,352,871
Consumer Finance ...................................... 1,803,558 16,415 — 1,819,973
Consumer Staples Distribution & Retail ........................ 4,438,938 1,663,492 — 6,102,430
Containers & Packaging .................................. 128,416 — — 128,416
Diversified Consumer Services .............................. 50,273 30,182 — 80,455
Diversified Telecommunication Services ........................ — 1,036,387 — 1,036,387
Electric Utilities ........................................ 350,530 1,954,223 — 2,304,753
Electrical Equipment ..................................... — 2,864,688 — 2,864,688
Electronic Equipment, Instruments & Components ................. 430,404 1,232,249 — 1,662,653
Energy Equipment & Services .............................. — 41,370 — 41,370
Entertainment ......................................... 1,184,754 1,129,826 — 2,314,580
Financial Services ...................................... 4,952,322 167,527 — 5,119,849
Food Products ......................................... 1,982,221 2,991,091 — 4,973,312
Gas Utilities ........................................... 13,179 19,718 — 32,897
Ground Transportation ................................... 1,168,457 — — 1,168,457
Health Care Equipment & Supplies ........................... 4,867,595 98,216 — 4,965,811
Health Care Providers & Services ............................ 5,517,883 — — 5,517,883
Health Care Technology .................................. 94,400 — — 94,400
Hotels, Restaurants & Leisure .............................. 1,936,419 1,774,836 — 3,711,255
Household Durables ..................................... 46,320 858,717 — 905,037
Household Products ..................................... 983,096 — — 983,096
Independent Power and Renewable Electricity Producers ............ 100,785 — — 100,785
Industrial Conglomerates .................................. 5,674,465 1,584,241 — 7,258,706
Industrial REITs ........................................ — 437,848 — 437,848
Insurance ............................................ 5,131,996 2,371,114 — 7,503,110
Interactive Media & Services ............................... 9,505,871 2,651,131 — 12,157,002
IT Services ........................................... 3,247,868 72,280 — 3,320,148
Leisure Products ....................................... — 348,562 — 348,562
Life Sciences Tools & Services .............................. 1,920,540 123,175 — 2,043,715
Machinery ............................................ 2,211,708 1,008,970 — 3,220,678
Marine Transportation .................................... — 662,285 — 662,285
Media ............................................... 590,346 — — 590,346
Metals & Mining ........................................ 1,378,711 2,957,796 — 4,336,507
Multi-Utilities .......................................... — 1,090,350 — 1,090,350
Oil, Gas & Consumable Fuels ............................... 9,689,969 909,444 — 10,599,413
Paper & Forest Products .................................. 19,602 — — 19,602
Passenger Airlines ...................................... — 724,881 — 724,881
Personal Care Products .................................. 9,253 559,194 — 568,447
Pharmaceuticals ....................................... 5,709,687 7,001,006 — 12,710,693
Professional Services .................................... 1,636,660 2,511,420 — 4,148,080
Real Estate Management & Development ....................... 453,550 2,445,470 — 2,899,020
Retail REITs .......................................... — 63,834 — 63,834
Semiconductors & Semiconductor Equipment .................... 10,431,628 2,744,865 — 13,176,493
Software ............................................. 16,084,812 2,336,117 — 18,420,929
Specialized REITs ...................................... 566,781 — — 566,781
Specialty Retail ........................................ 2,836,553 255,408 — 3,091,961
Technology Hardware, Storage & Peripherals .................... 14,837,693 1,053,576 — 15,891,269
Textiles, Apparel & Luxury Goods ............................ 2,381,291 1,964,964 — 4,346,255
Trading Companies & Distributors ............................ 551,776 151,343 — 703,119
Transportation Infrastructure ............................... 86,746 186,588 — 273,334
Water Utilities ......................................... 150,299 307,918 — 458,217
Wireless Telecommunication Services ......................... 142,075 521,370 — 663,445
Corporate Bonds
Aerospace & Defense .................................... — 72,364 — 72,364
Air Freight & Logistics .................................... — 45,149 — 45,149
Automobile Components .................................. — 202,996 — 202,996
Automobiles .......................................... — 254,487 — 254,487
Banks ............................................... — 16,756,779 250 16,757,029
Beverages ........................................... — 4,790,452 — 4,790,452
Biotechnology ......................................... — 2,954,977 — 2,954,977
Broadline Retail ........................................ — 153,207 — 153,207
Building Products ....................................... — 1,607,220 — 1,607,220
Capital Markets ........................................ — 8,741,877 — 8,741,877
Chemicals ............................................ — 131,914 — 131,914
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

Level 1 Level 2 Level 3 Total
Commercial Services & Supplies ............................. $ — $ 236,331 $ — $ 236,331
Communications Equipment ................................ — 1,204,181 — 1,204,181
Construction & Engineering ................................ — 990,643 — 990,643
Construction Materials .................................... — 29,663 — 29,663
Consumer Finance ...................................... — 1,523,724 — 1,523,724
Consumer Staples Distribution & Retail ........................ — 66,221 — 66,221
Diversified REITs ....................................... — 925,863 — 925,863
Diversified Telecommunication Services ........................ — 263,580 — 263,580
Electric Utilities ........................................ — 1,860,013 — 1,860,013
Electronic Equipment, Instruments & Components ................. — 811,401 — 811,401
Energy Equipment & Services .............................. — 218,503 — 218,503
Entertainment ......................................... — 94,789 — 94,789
Financial Services ...................................... — 1,404,799 — 1,404,799
Food Products ......................................... — 1,591,400 — 1,591,400
Gas Utilities ........................................... — 250,884 — 250,884
Ground Transportation ................................... — 167,259 — 167,259
Health Care Equipment & Supplies ........................... — 1,283,116 — 1,283,116
Health Care Providers & Services ............................ — 4,823,838 — 4,823,838
Health Care REITs ...................................... — 289,852 — 289,852
Health Care Technology .................................. — 777,232 — 777,232
Hotels, Restaurants & Leisure .............................. — 1,105,553 — 1,105,553
Household Durables ..................................... — 1,347,286 — 1,347,286
Household Products ..................................... — 13,095 — 13,095
Industrial Conglomerates .................................. — 793,855 — 793,855
Insurance ............................................ — 2,356,618 — 2,356,618
IT Services ........................................... — 1,340,749 — 1,340,749
Life Sciences Tools & Services .............................. — 15,943 — 15,943
Machinery ............................................ — 528,932 — 528,932
Media ............................................... — 444,810 — 444,810
Metals & Mining ........................................ — 1,222,500 — 1,222,500
Office REITs .......................................... — 18,225 — 18,225
Oil, Gas & Consumable Fuels ............................... — 961,483 — 961,483
Paper & Forest Products .................................. — 113,137 — 113,137
Passenger Airlines ...................................... — 179,532 — 179,532
Pharmaceuticals ....................................... — 3,610,972 — 3,610,972
Professional Services .................................... — 1,848,306 — 1,848,306
Real Estate Management & Development ....................... — 764,489 — 764,489
Retail REITs .......................................... — 38,195 — 38,195
Semiconductors & Semiconductor Equipment .................... — 3,455,064 — 3,455,064
Software ............................................. — 4,626,942 — 4,626,942
Specialized REITs ...................................... — 570,443 — 570,443
Specialty Retail ........................................ — 1,300,285 — 1,300,285
Technology Hardware, Storage & Peripherals .................... — 256,580 — 256,580
Transportation Infrastructure ............................... — 238,541 — 238,541
Floating Rate Loan Interests ................................. — — 770 770
Investment Companies .................................... 8,382,286 — — 8,382,286
Non-Agency Mortgage-Backed Securities ........................ — 667,506 — 667,506
Other Interests .......................................... — — — —
Preferred Securities
Banks ............................................... 364,853 — — 364,853
Chemicals ............................................ 323,402 — — 323,402
Electrical Equipment ..................................... — 307,067 — 307,067
Passenger Airlines ...................................... 122,494 — — 122,494
Rights ................................................ 303 — — 303
U.S. Government Sponsored Agency Securities .................... — 34,048,546 — 34,048,546
U.S. Treasury Obligations ................................... — 39,853,249 — 39,853,249
Short-Term Securities
Money Market Funds ...................................... 7,232,938 — — 7,232,938
U.S. Treasury Obligations ................................... — 10,493,542 — 10,493,542
Liabilities
Investments
TBA Sale Commitments .................................... — (24,672) — (24,672)
Investment Sold Short
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Sustainable Balanced Portfolio

Level 1 Level 2 Level 3 Total
U.S. Treasury Obligations ................................... $ — $ (1,525,912) $ — $ (1,525,912)
$ 179,023,032 $ 241,669,963 $ 1,020 $ 420,694,015
Investments Valued at NAV
(a)
...................................... 2,350,372
$ 423,044,387
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 46,628 $ — $ 46,628
Equity contracts ........................................... 521,384 — — 521,384
Foreign currency exchange contracts ............................ — 74,033 — 74,033
Interest rate contracts ....................................... 1,256,203 — — 1,256,203
Liabilities
Equity contracts ........................................... (89,924) (1,269,252) — (1,359,176)
Foreign currency exchange contracts ............................ — (116,956) — (116,956)
Interest rate contracts ....................................... (452,130) — — (452,130)
$ 1,235,533 $ (1,265,547) $ — $ (30,014)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)